Expense Example - Retail - Vanguard International Growth Fund	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Admiral Shares 1 Year	Admiral Shares 3 Years	Admiral Shares 5 Years	Admiral Shares 10 Years
USD ($)	44	138	241	542	33	103	180	406